Equity (Details) - Schedule of Outstanding Share Purchase Warrants and Fair Value - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Outstanding Share Purchase Warrants and Fair Value [Abstract]
Number outstanding, Beginning Balance	32,600,000	17,800,000
Weighted average exercise price, Beginning Balance	$ 1.58	$ 1.79
Fair value charged to profit or loss, Beginning Balance	$ 16,240,081	$ 6,063,086
Number outstanding, Issued for the year	300,000	14,800,000
Weighted average exercise price, Issued for the year	$ 1	$ 1.05
Fair value charged to profit or loss, Issued for the year	$ 6,047,848	$ 10,176,995
Number outstanding, Ending Balance	32,900,000	32,600,000
Weighted average exercise price, Ending Balance	$ 1.65	$ 1.58
Fair value charged to profit or loss, Ending Balance	$ 22,287,929	$ 16,240,081